May 23, 2025
MANTEIO MULTIALTERNATIVE STRATEGY FUND
Manteio Multialternative Strategy Fund

Manteio Multialternative Strategy Fund

Class A Shares (CSQAX)

Class I Shares (CSQIX)

Each a series (together, the “Funds”) of Investment Managers Series Trust III

Supplement dated May 23, 2025, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is https://www.mast-funds.com/. Certain Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.